Average Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Class III - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	4.76%
Past 5 years	1.62%
Past 10 years	1.01%